Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

January 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for KL Allocation Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 1064 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on December 27, 2019, with effective date of January 1, 2020.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ CARMEN M. CASTILLO-ANDINO
Carmen M. Castillo-Andino
Investment Managers Series Trust